Quarterly Report
November 30, 2021
MFS®  Low Volatility
Equity Fund
LVU-Q1

Portfolio of Investments
11/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 1.4%
CACI International, Inc., “A” (a)	14,219	$3,688,835
Honeywell International, Inc.	11,050	2,234,752
Northrop Grumman Corp.	7,182	2,505,082
		$8,428,669
Business Services – 6.0%
Accenture PLC, “A”	19,170	$6,851,358
Amdocs Ltd.	156,075	10,897,157
CoStar Group, Inc. (a)	40,284	3,132,484
Fidelity National Information Services, Inc.	30,278	3,164,051
Fiserv, Inc. (a)	43,547	4,203,156
FleetCor Technologies, Inc. (a)	10,431	2,160,573
Global Payments, Inc.	24,948	2,969,810
Verisk Analytics, Inc., “A”	13,492	3,033,946
		$36,412,535
Cable TV – 3.2%
Cable One, Inc.	3,967	$7,029,762
Charter Communications, Inc., “A” (a)	12,263	7,925,332
Comcast Corp., “A”	88,842	4,440,323
		$19,395,417
Computer Software – 8.9%
Adobe Systems, Inc. (a)	30,926	$20,715,781
Atlassian Corp. PLC, “A” (a)	27,526	10,358,584
Microsoft Corp.	69,238	22,889,391
		$53,963,756
Computer Software - Systems – 2.6%
Apple, Inc.	34,864	$5,763,019
EPAM Systems, Inc. (a)	10,730	6,529,742
ServiceNow, Inc. (a)	4,840	3,134,868
		$15,427,629
Construction – 0.6%
AvalonBay Communities, Inc., REIT	14,073	$3,361,617
Consumer Products – 2.5%
Colgate-Palmolive Co.	70,211	$5,267,229
Procter & Gamble Co.	66,277	9,582,329
		$14,849,558
Electrical Equipment – 3.3%
AMETEK, Inc.	21,817	$2,978,021
Emerson Electric Co.	26,779	2,352,267
Johnson Controls International PLC	76,186	5,695,665
TE Connectivity Ltd.	58,227	8,962,882
		$19,988,835
Electronics – 1.4%
Texas Instruments, Inc.	43,103	$8,291,724
Food & Beverages – 5.2%
General Mills, Inc.	99,081	$6,120,233
Ingredion, Inc.	71,915	6,697,444
J.M. Smucker Co.	20,023	2,532,309

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Mondelez International, Inc.	56,544	$3,332,703
PepsiCo, Inc.	79,684	12,731,910
		$31,414,599
Food & Drug Stores – 2.4%
Kroger Co.	116,312	$4,830,437
Wal-Mart Stores, Inc.	69,346	9,752,128
		$14,582,565
General Merchandise – 0.9%
Costco Wholesale Corp.	9,859	$5,317,747
Health Maintenance Organizations – 0.4%
UnitedHealth Group, Inc.	5,703	$2,533,387
Insurance – 4.8%
Allstate Corp.	36,364	$3,953,494
Aon PLC	22,770	6,734,683
Chubb Ltd.	32,025	5,747,527
Everest Re Group Ltd.	30,899	7,921,885
MetLife, Inc.	76,832	4,506,965
		$28,864,554
Internet – 5.4%
Alphabet, Inc., “A” (a)	7,860	$22,306,287
Alphabet, Inc., “C” (a)	3,678	10,478,769
		$32,785,056
Leisure & Toys – 0.4%
Electronic Arts, Inc.	16,958	$2,106,523
Machinery & Tools – 2.2%
Eaton Corp. PLC	67,106	$10,875,198
Roper Technologies, Inc.	5,697	2,644,263
		$13,519,461
Major Banks – 0.8%
PNC Financial Services Group, Inc.	23,741	$4,676,977
Medical & Health Technology & Services – 1.0%
Charles River Laboratories International, Inc. (a)	7,961	$2,912,691
McKesson Corp.	15,553	3,371,268
		$6,283,959
Medical Equipment – 6.3%
Danaher Corp.	50,324	$16,186,212
Medtronic PLC	65,406	6,978,820
STERIS PLC	51,236	11,196,603
Thermo Fisher Scientific, Inc.	5,994	3,793,183
		$38,154,818
Network & Telecom – 1.1%
Motorola Solutions, Inc.	25,215	$6,383,934
Other Banks & Diversified Financials – 3.6%
Mastercard, Inc., “A”	29,979	$9,440,987
S&P Global, Inc.	8,352	3,806,257
U.S. Bancorp	52,646	2,913,430

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Visa, Inc., “A”	29,724	$5,759,619
		$21,920,293
Pharmaceuticals – 10.2%
AbbVie, Inc.	21,350	$2,461,228
Eli Lilly & Co.	74,048	18,366,866
Johnson & Johnson	104,216	16,250,401
Merck & Co., Inc.	97,944	7,336,985
Pfizer, Inc.	196,437	10,554,560
Zoetis, Inc.	28,596	6,349,456
		$61,319,496
Pollution Control – 3.1%
Republic Services, Inc.	20,279	$2,682,100
Waste Connections, Inc.	74,049	9,852,960
Waste Management, Inc.	36,888	5,926,795
		$18,461,855
Precious Metals & Minerals – 0.5%
Newmont Corp.	59,736	$3,280,701
Real Estate – 2.8%
Extra Space Storage, Inc., REIT	18,421	$3,684,200
Public Storage, Inc., REIT	17,598	5,761,233
STAG Industrial, Inc., REIT	91,346	3,980,859
Sun Communities, Inc., REIT	19,727	3,720,118
		$17,146,410
Restaurants – 2.4%
McDonald's Corp.	10,823	$2,647,306
Starbucks Corp.	106,194	11,643,110
		$14,290,416
Specialty Chemicals – 0.5%
Ecolab, Inc.	14,101	$3,122,948
Specialty Stores – 5.0%
Amazon.com, Inc. (a)	3,480	$12,204,603
AutoZone, Inc. (a)	1,686	3,063,580
Target Corp.	61,307	14,949,099
		$30,217,282
Telecommunications - Wireless – 1.4%
T-Mobile USA, Inc. (a)	78,634	$8,556,166
Trucking – 3.0%
Expeditors International of Washington, Inc.	23,212	$2,823,043
J.B. Hunt Transport Services, Inc.	15,815	3,023,195
Landstar System, Inc.	15,929	2,684,833
Old Dominion Freight Line, Inc.	26,362	9,362,992
		$17,894,063
Utilities - Electric Power – 6.3%
American Electric Power Co., Inc.	28,361	$2,298,659
DTE Energy Co.	34,507	3,738,488
Duke Energy Corp.	49,017	4,755,139
Evergy, Inc.	51,188	3,240,201
Exelon Corp.	135,874	7,164,636
NextEra Energy, Inc.	99,383	8,624,457

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Sempra Energy	18,867	$2,261,587
Xcel Energy, Inc.	93,501	5,958,819
		$38,041,986
Total Common Stocks		$600,994,936
Investment Companies (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 0.05% (v)	1,462,234	$1,462,234

Other Assets, Less Liabilities – 0.2%		1,176,177
Net Assets – 100.0%		$603,633,347
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,462,234 and $600,994,936, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$600,994,936	$—	$—	$600,994,936
Mutual Funds	1,462,234	—	—	1,462,234
Total	$602,457,170	$—	$—	$602,457,170
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,858,031	$22,847,343	$28,243,140	$—	$—	$1,462,234

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$351	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.